AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Total fees payable to the Bank’s auditors	£ 15.6	£ 17.1	£ 16.7
Audit of the Bank's current year annual report [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	3.8	3.5	3.0
Audit of the Bank's subsidiaries pursuant to legislation [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	10.2	9.9	10.6
Other services supplied pursuant to legislation [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees	1.5	2.3	2.6
Other services – audit related fees [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Audit fees			0.1
Taxation compliance services [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
Taxation compliance services			0.2
Other services [member]
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Bank [Line Items]
All other services	£ 0.1	£ 1.4	£ 0.2